Accounts Payable	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable

10. Accounts Payable

Accounts payable as of December 31, 2023, and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Suppliers, repairers	$12,933	$12,802
Insurers, agents and brokers	303	510
Payables to charterers	1,967	6,306
Other creditors	2,398	3,137
Total	$17,601	$22,755